Regulatory Requirements and Restrictions (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The table below presents capital ratios and related information in accordance with Basel 3 – Standardized Transition as measured at December 31, 2014 and the Basel 1 – 2013 Rules at December 31, 2013. Prior to October 1, 2014, the Corporation operated its banking activities primarily under two charters: BANA and, to a lesser extent, FIA. On October 1, 2014, FIA was merged into BANA.

Regulatory Capital

	December 31
	2014			2013
	Basel 3 Transition			Basel 1
(Dollars in millions)	Ratio	Amount	Minimum Required (1)	Ratio	Amount	Minimum Required (1)
Common equity tier 1 capital
Bank of America Corporation	12.3%	$155,361	4.0%	n/a	n/a	n/a
Bank of America, N.A.	13.1	145,150	4.0	n/a	n/a	n/a
Tier 1 common capital
Bank of America Corporation	n/a	n/a	n/a	10.9%	$141,522	n/a
Tier 1 capital
Bank of America Corporation	13.4	168,973	6.0	12.2	157,742	6.0%
Bank of America, N.A.	13.1	145,150	6.0	12.3	125,886	6.0
Total capital
Bank of America Corporation	16.5	208,670	10.0	15.1	196,567	10.0
Bank of America, N.A.	14.6	161,623	10.0	13.8	141,232	10.0
Tier 1 leverage
Bank of America Corporation	8.2	168,973	5.0	7.7	157,742	5.0
Bank of America, N.A.	9.6	145,150	5.0	9.2	125,886	5.0
Risk-weighted assets (in billions)
Bank of America Corporation	n/a	1,262	n/a	n/a	1,298	n/a
Bank of America, N.A.	n/a	1,105	n/a	n/a	1,020	n/a
Adjusted quarterly average total assets (in billions) (2)
Bank of America Corporation	n/a	2,060	n/a	n/a	2,052	n/a
Bank of America, N.A.	n/a	1,509	n/a	n/a	1,368	n/a

(1)
Percent required to meet guidelines to be considered "well capitalized" under the Prompt Corrective Action framework, except for Common equity tier 1 capital which reflects capital adequacy minimum requirements as an advanced approaches bank under Basel 3 during a transition period in 2014.

(2)	Reflects adjusted average total assets for the three months ended December 31, 2014 and 2013.
n/a = not applicable